Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Current expense (benefit)	$(115,195)	$84,827	$103,335
Deferred expense (benefit)	153,518	71,257	(16,654)
Tax credits	(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits	—	5,227	4,185
Tax benefits attributable to items charged to equity and goodwill	(866)	—	1,439
	$32,278	$150,466	$85,193

There was a balance receivable of $208.0 million and $4.5 million for federal and state income taxes at December 31, 2018 and 2017, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 21 percent for the year ended December 31, 2018 and 35 percent for the years ended December 31, 2017 and 2016 on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Federal tax based on statutory rate	$84,531	$102,508	$95,189
Increase (decrease) resulting from:
Effect of tax-exempt income	(5,801)	(9,435)	(8,203)
Interest and other nondeductible expenses	6,464	9,605	3,250
State taxes, net of federal benefit	12,459	6,970	4,770
Tax credits	(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits	—	5,227	4,185
Other (1)	(60,196)	46,436	(6,886)
	$32,278	$150,466	$85,193
Effective tax rate	8.0%	51.4%	31.3%

(1) The composition of other items resulting in a net tax benefit of $60.2 million for the year ended December 31, 2018 included a $6.6 million expense related to the finalization of accounting for the Sabadell United acquisition and its net impact from the remeasurement of deferred tax assets as a result of the passage of the Tax Cuts and Jobs Act (the "Tax Act"). In connection with filing its 2017 income tax returns, the Company recorded a non-core, permanent net income tax benefit of $65.3 million as a result of deductions claimed on the 2017 income tax returns associated with unrealized losses on securities and loans and depreciation on real and personal property.
The composition of other items resulting in a net tax expense of $46.4 million for the year ending December 31, 2017 included $51.0 million related to the estimated net impact from the remeasurement of deferred tax assets and liabilities as a result of the passage of the Tax Act in December 2017. This was partially offset by $3.0 million related to equity based compensation, $1.0 million resulting from the reversal of a prior year deferred tax asset impairment, and a $600 thousand benefit due to a deferred REIT distribution.
The net deferred tax asset (liability) at December 31 is as follows:

(Dollars in thousands)	2018	2017
Deferred tax asset:
NOL and credit carryforward	$42,837	$8,364
Allowance for credit losses	38,571	38,402
Deferred compensation	5,482	5,876
Basis difference in acquired assets and liabilities	9,228	43,391
Unrealized losses on loans and securities	—	12,198
OREO	32	2,639
Other	19,395	22,719
	115,545	133,589
Deferred tax liability:
Unrealized gains on loans and securities	(98,807)	—
FHLB stock	—	(300)
Premises and equipment	(10,626)	(3,723)
Acquisition intangibles	(9,757)	(8,151)
Deferred loan costs	(5,814)	(3,114)
Basis difference in acquired assets and liabilities	(17,628)	(31,309)
Lease receivable	(37,844)	—
Other	(6,485)	(4,885)
	(186,961)	(51,482)
Net deferred tax (liability) asset	$(71,416)	$82,107

At December 31, 2018, the Company's cumulative net operating loss carryforwards were $45.0 million. These net operating loss carryforwards arising from acquisitions during 2015 expire over a 20-year period and will be utilized subject to annual Internal Revenue Code Section 382 limitations. No benefit was recognized at acquisition for net operating losses that will expire unused due to the IRS limitations.
At December 31, 2018, the Company had recorded a net deferred tax liability position. The Company determined that the net deferred tax asset at December 31, 2017 was more likely than not to be realized based on an assessment of all available positive and negative evidence, and therefore, no valuation allowance was recorded.
The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.
During the years ended December 31, 2018 and 2017, an immaterial amount of interest and penalty expense associated with state filings was recorded. During the year ended December 31, 2016, the Company did not recognize any interest or penalties in its consolidated financial statements.

On December 22, 2017, the Tax Act was signed into law. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. In the case of U.S. federal income taxes, the enactment date is the date the bill becomes law (i.e., upon presidential signature). Among other provisions, the most significant to the Company is the reduction of the corporate income tax rate from 35% to 21%. With respect to the legislation, the Company recognized a provisional one-time increase in tax expense of $51.0 million as of December 31, 2017 due to a re-measurement of deferred tax assets and liabilities resulting from the decrease in the corporate income tax rate. During the year ended December 31, 2018, the Company recognized a total adjustment of $6.6 million in income tax expense due to the write-down of deferred tax assets associated with the finalization of the accounting for the Sabadell United acquisition and the related impact of the Tax Act on those adjustments. This adjustment increased the year-to-date effective tax rate by 1.6% from 6.4% to 8.0%. Consistent with the guidance provided under ASC 740, the Company recorded impacts from enactment of the Tax Act in the fourth quarter of 2017 subject to Staff Accounting Bulletin 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act ("SAB 118"). SAB 118 provided a measurement period not to extend beyond one year of the enactment date to adjust the accounting for certain elements of the tax reform. The Company filed its 2017 federal and state tax returns in the fourth quarter of 2018, after which it was able to finalize deferred tax balances subject to the remeasurement under the Tax Act. The accounting for the tax effects of the Tax Act was complete as of December 22, 2018.